Gotham Neutral Fund
Gotham Neutral Fund

FUNDVANTAGE TRUST

Gotham Absolute Return Fund

Gotham Enhanced Return Fund

Gotham Neutral Fund

Gotham Index Plus Fund

Gotham Total Return Fund

(each a "Fund" and collectively, the "Funds")

Supplement dated September 17, 2019 to the Funds' Prospectus dated
February 1, 2019 (the "Prospectus")

 The information in this supplement updates and amends certain information contained in the Prospectus and should be read in conjunction with such documents.

The supplement updates the Prospectus to reflect the following changes:

●	The fees and expenses of the Gotham Absolute Return Fund and the Gotham Neutral Fund have been updated to reflect that each fund has eliminated the investment of cash collateral from securities lending and associated expenses, and renegotiated certain arrangements in connection with its short selling activities.

●	The principal investment strategy for the Gotham Index Plus Fund and Gotham Enhanced Return Fund has been updated to reflect that each Fund will now obtain its short exposure through the use of one or more swap agreements. In addition, the fees and expenses of the Gotham Index Plus Fund and Gotham Enhanced Return Fund have been updated to reflect that each Fund has eliminated the investment of cash collateral from securities lending and associated expenses.

●	The fees and expenses for the Gotham Total Return Fund have been restated to reflect a significant reduction in the fees and expenses of certain underlying funds.

Accordingly, the Prospectus has been amended as follows:

5.	On page 13 of the Prospectus, the sections "Expenses and Fees" and "Expense Example" of the Fund Summary for the Gotham Neutral Fund be, and hereby, are deleted in their entirety and replaced with the following:

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

Institutional Class
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	2.00%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses[1]	0.27%
Total Annual Fund Operating Expenses[2]	2.27%
Fee Waivers and/or Expense Reimbursements[2]	(0.12)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2]	2.15%

[1]  Effective August 8, 2019, the Fund: (i) eliminated the investment of cash collateral from securities lending and associated expenses; and (ii) renegotiated certain arrangements in connection with its short selling activities. Accordingly, "Annual Fund Operating Expenses," and, in particular "Other Expenses," have been restated to reflect current fees as if these changes were in effect during the previous fiscal year ended September 30, 2018.

[2]  Gotham Asset Management, LLC ("Gotham" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (exclusive of taxes, "Acquired Fund Fees and Expenses", dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 2.15% (on an annual basis) of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$218	$686	$1,193	$2,586

Expenses and Fees
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Gotham Neutral Fund Institutional Class
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Gotham Neutral Fund Institutional Class
Management Fees	2.00%
Distribution and/or Service (Rule 12b-1) Fees	none
Other Expenses	0.27%	[1]
Total Annual Fund Operating Expenses	2.27%	[2]
Fee Waivers and/or Expense Reimbursements	(0.12%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	2.15%	[2]
[1]	Effective August 8, 2019, the Fund: (i) eliminated the investment of cash collateral from securities lending and associated expenses; and (ii) renegotiated certain arrangements in connection with its short selling activities. Accordingly, "Annual Fund Operating Expenses," and, in particular "Other Expenses," have been restated to reflect current fees as if these changes were in effect during the previous fiscal year ended September 30, 2018.
[2]	Gotham Asset Management, LLC ("Gotham" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (exclusive of taxes, "Acquired Fund Fees and Expenses", dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 2.15% (on an annual basis) of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Gotham Neutral Fund | Institutional Class | USD ($)	218	686	1,193	2,586

This supplement supersedes the following supplements in their entirety: (i) supplement dated August 14, 2019 to the Prospectus and the Summary Prospectus with respect to the Gotham Absolute Return Fund dated August 14, 2019; (ii) supplement dated August 14, 2019 to the Prospectus and the Summary Prospectus with respect to the Gotham Neutral Fund dated August 14, 2019; and (iii) supplement dated July 29, 2019 to the Prospectus with respect to the Gotham Index Plus Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE